Summary of Significant Accounting Policies - Schedule of Intangible Assets are Amortized Using the Straight-Line Method (Details)	Jun. 30, 2025
ERP- Zhituo Software [Member]
Schedule of Intangible Assets are Amortized Using the Straight-Line Method [Line Items]
Useful life of intangible assets	10 years
Nasdaq Membership [Member]
Schedule of Intangible Assets are Amortized Using the Straight-Line Method [Line Items]
Useful life of intangible assets	5 years